financial instruments - Contract assets (Details) - CAD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Credit risk
Contract assets	$ 857	$ 879	$ 908	$ 804	$ 831	$ 877
Cost/Gross amount
Credit risk
Contract assets	890		943
Allowance for doubtful accounts
Credit risk
Contract assets	(33)		(35)
The 12-month period ending one year hence
Credit risk
Contract assets	567		588	542
The 12-month period ending one year hence | Cost/Gross amount
Credit risk
Contract assets	590		611
The 12-month period ending one year hence | Allowance for doubtful accounts
Credit risk
Contract assets	(23)		(23)
The 12-month period ending two years hence
Credit risk
Contract assets	236		266	210
The 12-month period ending two years hence | Cost/Gross amount
Credit risk
Contract assets	245		277
The 12-month period ending two years hence | Allowance for doubtful accounts
Credit risk
Contract assets	(9)		(11)
Thereafter
Credit risk
Contract assets	54		54	$ 52
Thereafter | Cost/Gross amount
Credit risk
Contract assets	55		55
Thereafter | Allowance for doubtful accounts
Credit risk
Contract assets	$ (1)		$ (1)